GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER [Abstract]
Gain on redemption of Horizon loan notes and warrants	$ 0	$ (44,552)	$ (44,552)